Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

January 27, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Deutsche MLP & Energy Infrastructure Fund (the “Fund”), a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 146 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on January 23, 2015.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel

cc:           John Marten, Esq., Vedder